Long-term provisions	12 Months Ended
Jun. 30, 2023
Long-term provisions
Long-term provisions
30	Long-term provisions

	Environmental	Other	Total
	2023	2023	2023
for the year ended 30 June	Rm	Rm	Rm
Balance at beginning of year	17 207	808	18 015
Capitalised to property, plant and equipment	50	—	50
Reduction in rehabilitation provision capitalised[1]	(644)	—	(644)
Per the income statement	(708)	(10)	(718)
additional provisions and changes to existing provisions	121	(1)	120
reversal of unutilised amounts	(36)	—	(36)
effect of change in discount rate	(793)	(9)	(802)
Notional interest	1 099	10	1 109
Utilised during year (cash flow)	(741)	(70)	(811)
Translation of foreign operations	172	88	260
Foreign exchange differences recognised in income statement	858	13	871
Balance at end of year	17 293	839	18 132
1	Decrease in rehabilitation provision capitalised in 2023 relates primarily to an increase in discount rates.

		2023	2022
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		2 601	1 465
One to five years		6 060	5 429
More than five years		9 471	11 121
		18 132	18 015
Short-term portion	31	(2 601)	(1 465)
Long-term provisions		15 531	16 550
Estimated undiscounted obligation*		114 986	105 792
*	Increase relates mainly to a reassessment of cost estimates and volumes used in the environmental provisions.

Environmental provisions

In accordance with the Group’s published environmental policy and applicable legislation, a provision for rehabilitation is recognised when the obligation arises, representing the estimated actual cash flows in the period in which the obligation is settled.

The environmental obligation includes estimated costs for the rehabilitation of coal mining, oil, gas and petrochemical sites. The amount provided is calculated based on currently available facts and applicable legislation.

30	Long-term provisions continued

In line with the requirements of the legislation of South Africa, the utilisation of certain investments is restricted for mining rehabilitation purposes. These investments amounted to R749 million (2022 – R700 million). In addition, indemnities of R2 527 million (2022 – R2 314 million) are in place.

The following risk-free rates were used to discount the estimated cash flows based on the underlying currency and time duration of the obligation.

	2023	2022
for the year ended 30 June	%	%
South Africa	8,7 to 10,9	6,6 to 10,1
Europe	2,0 to 4,0	0,6 to 2,4
United States of America	2,7 to 5,7	2,2 to 3,3

	2023	2022
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(4 250)	(4 405)
amount capitalised to property, plant and equipment	(858)	(1 237)
income recognised in income statement	(3 392)	(3 168)
Decrease in the discount rate	5 338	5 474
amount capitalised to property, plant and equipment	1 518	1 646
expense recognised in income statement	3 820	3 828